Expense Example {- Fidelity® SAI International Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-11 - Fidelity® SAI International Low Volatility Index Fund - Fidelity® SAI International Low Volatility Index Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 17
3 years	55
5 years	96
10 years	$ 217